BORROWINGS	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
BORROWINGS
BORROWINGS

Secured Senior Lending Agreement

On June 12, 2009, we entered into the SSLA with the lenders listed on the SSLA (“the lenders”) and UMB Bank, N.A. (the “Agent”).  The SSLA replaced and superseded the Senior Lending Agreement, dated as of June 9, 1993, as subsequently amended and restated (the “SLA”).  The term of the current SSLA ends March 31, 2015 and is automatically extended annually unless any lender gives written notice of its objection by March 1 of each calendar year.  Our assets secure the loans extended under the SSLA for the benefit of the lenders and other holders of the notes issued pursuant to the SSLA (the “Senior Debt”).  The facility is an uncommitted credit facility that provides common terms and conditions pursuant to which the individual lenders that are a party to the SSLA may choose to make loans to us in the future.  Any lender may elect not to participate in future fundings at any time without penalty.  If a lender were to choose not to participate in future fundings, the outstanding amortizing notes would be repaid based on the original terms of the note.  Any existing borrowings from that lender under the revolving credit line are payable in 12 equal monthly installments.  As of September 30, 2014, we could request up to $52.8 million in additional funds and remain in compliance with the terms of the SSLA.  No lender, however, has any contractual obligation to lend us these additional funds.

As of September 30, 2014, the lenders have indicated a willingness to participate in fundings up to an aggregate of $261.7 million during the next 12 months, including $127.8 million that is currently outstanding.  Included in this amount are borrowings of $13.7 million from withdrawing banks that previously participated in the SSLA. In November 2014, two lenders notified us that they were withdrawing from future fundings under the SSLA. Outstanding borrowings from the two additional withdrawing banks were $10.3 million as of September 30, 2014.

Our SSLA allows additional banks to become parties to the SSLA under a modified non-voting role. We have identified each lender that has voting rights under the SSLA as “voting bank(s)” and lenders that do not have voting rights under the SSLA, as “non-voting bank(s)”.  While all voting and non-voting banks have the same rights to the collateral and are a party to the same terms and conditions of the SSLA, all of the non-voting banks acknowledge and agree that they have no right to vote on any matter nor to prohibit or limit any action by us, or the voting banks.  As of September 30, 2014, we had 15 non-voting banks with an outstanding principal balance of $4.5 million.

On June 21, 2013, the Company entered into the thirty-sixth amendment (the “Amendment”) to the SSLA.  The Amendment (1) permitted the declaration and payment of a $20.0 million one-time unrestricted dividend from the Company to MCFC on or before June 30, 2013; (2) amended the revolving credit line interest rate to be 4% or prime, whichever is greater, for all new borrowings after June 21, 2013; (3) amended the amortizing term notes interest rate to be 5.25% or 270 basis points over the 90-day moving average of like-term treasury notes, whichever is greater, for all new borrowings after June 21, 2013; and (4) consented to the amended and restated LSMS Agreement.  A one-time dividend of $20.0 million was paid to MCFC on June 28, 2013 and funded through the revolving credit line.  Prior to June 21, 2013, the interest rate on the revolving credit line was 5% or prime, whichever was greater, and the interest rate on amortizing notes was 6.25% or 270 basis points over the 90-day moving average of like-term treasury notes, whichever was greater.

The aggregate notional balance outstanding under amortizing notes was $127.8 million and $187.6 million at September 30, 2014 and 2013, respectively.  There were 320 and 349 amortizing term notes outstanding at September 30, 2014 and 2013, respectively, with a weighted-average interest rate of 6.09% and 6.11%, respectively.  Interest on the amortizing notes is fixed at 270 basis points over the 90-day moving average of like-term treasury notes when issued.  The interest rate may not be less than 5.25%.  All amortizing notes have terms not to exceed 48 months, payable in equal monthly principal and interest payments.  Interest on amortizing notes is payable monthly.  In addition, we are paying our lenders a quarterly uncommitted availability fee in an amount equal to ten basis points multiplied by the quarterly average aggregate outstanding principal amount of all amortizing notes held by the lenders.  We incurred $0.6 million in uncommitted availability fees for both fiscal year 2014 and 2013.

Advances outstanding under the revolving credit line were zero and $19.2 million at September 30, 2014 and 2013, respectively.  When a lender elects not to participate in future fundings, any existing borrowings from that lender under the revolving credit line are payable in 12 equal monthly installments. Interest on borrowings under the revolving credit line is payable monthly and is based on prime or 4.00%, whichever is greater.  Interest on borrowings was 4.00% at September 30, 2014 and 2013.

Substantially all of our assets secure the debt under the SSLA.  The SSLA also limits, among other things, our ability to: (1) incur additional debt from the lenders beyond that allowed by specific financial ratios and tests; (2)borrow or incur other additional debt except as permitted in the SSLA; (3) pledge assets; (4) pay dividends; (5) consummate certain asset sales and dispositions; (6)merge, consolidate or enter into a business combination with any other person; (7) pay to MCFC service charge fees each year except as provided in the SSLA; (8) purchase, redeem, retire or otherwise acquire any of our outstanding equity interests, (9) issue additional equity interests; (10) guarantee the debt of others without reasonable compensation and only in the ordinary course of business or; (11) enter into management agreements with our affiliates.

Under the SSLA, we are subject to certain financial covenants that require that we, among other things, maintain specific financial ratios and satisfy certain financial tests.  In part, these covenants require us to: (1) maintain an allowance for credit losses equal to or greater than the allowance for credit losses shown on our audited financial statements as of the end of our most recent fiscal year and at no time less than 5.25% of our consolidated net finance receivables, unless otherwise required by generally accepted accounting principles (“GAAP”); (2) limit our senior indebtedness as of the end of each quarter to not greater than three and one half times our tangible net worth; (3) maintain a positive net income in each fiscal year; (4) limit our senior indebtedness as of the end of each quarter to not greater than 70% of our consolidated net finance receivables; and (5) maintain a consolidated total required capital of at least $75 million plus 50% of the cumulative positive net income earned by us during each of our fiscal years ending after September 30, 2008.  Any part of the 50% of positive net income not distributed by us as a dividend for any fiscal year within 120 days after the last day of such fiscal year must be added to our consolidated total required capital and may not be distributed as a dividend or otherwise.  No part of the consolidated total required capital may be distributed as a dividend.

On May 5, 2014, the Company entered into the thirty-seventh amendment to the SSLA.  The thirty-seventh amendment was effective on May 5, 2014 and changed two financial covenant ratios under the existing SSLA.  The new financial covenant ratios require us to: (1) limit our senior indebtedness as of the end of each quarter to not be greater than three and a half times our tangible net worth and (2) limit our senior indebtedness to not be greater than 70% of our consolidated net finance receivables at any time after the effective date.

On August 15, 2014, Company entered into the thirty-eighth amendment to the SSLA. The thirty-eighth amendment approves and consents to the Company's elimination over time of its existing loan origination and servicing system ("Daybreak") and its implementation of the FIS system and ii) the execution of any servicing, finance agreements or contractual obligations necessary to accomplish such usage of the FIS system by the Company and such action shall not be deemed to result in the violation of any covenant, representation or agreement contained in the SSLA. The thirty-eighth amendment also acknowledges and agrees that the Company's net loss for fiscal 2014 shall not be deemed to violate any covenants, representations or agreements contained in the SSLA. Under the thirty-eighth amendment, the SSLA lenders also consented and approved the Company's declaration and payment of the regular dividends due for the third quarter and fourth quarter of the 2014 fiscal year.

On October 24, 2014, the Company entered into an agreement with its lenders listed under the SSLA, which provided for a temporary waiver of certain events of default occurring under sections 6.16, 7.6, 10.10 and 10.16 of the SSLA. The events of default are the result of the resignation of Joseph B. Freeman, the Company's former Chief Executive Officer, and from the Company's failure to have positive net income during the fiscal year ending September 30, 2014. The waiver expires on November 18, 2014.

On November 17, 2014, the Company entered into the thirty-ninth amendment to the SSLA. The thirty-ninth amendment included the addition of newly defined terms and their definitions to the SSLA, acknowledgment by the lenders of the voluntary remediation plan to address regulatory matters identified by the Office of the Comptroller of the Currency (“OCC”) and waivers for events of default. The thirty-ninth amendment: (1) was deemed to constitute adequate and timely notice to the Agent and the lenders of the voluntary remediation plan, events and occurrences described in the amendment as required by Section 6.11 of the SSLA; (2) waived the right to declare an "Event of Default" as the result of the breach of (i) Section 6.16 of the SSLA, which related to the Company’s operation of the businesses in a prudent, efficient and profitable manner consistent with past practices, as a result of the events described in the thirty-ninth amendment, (ii) Section 7.6 of the SSLA for the fiscal year ended September 30, 2014, which required the Company not have negative consolidated net income for any fiscal year end, (iii) Section 10.10 of the SSLA, as a result of the "Change of Control" caused by Joseph B. Freeman's resignation as President and Chief Executive Officer of the Company, and (iv) Section 10.16 of the SSLA, which related to the Company’s suffering a "Material Adverse Effect" (defined as $500,000 or more), as a result of the Company’s failure to have positive net income for the fiscal year ending September 30, 2014.

We may not make any payment to MCFC in any fiscal year for services performed or reasonable expenses incurred in an aggregate amount greater than $750,000 plus reimbursable expenses.  Such amount may be increased by the CPI published by the United States Bureau of Labor for the calendar year then most recently ended.  Except as required by law, we may not stop purchasing small loans to military families from CBD, unless the lenders consent to such action.

The breach of any of these covenants could result in a default under the SSLA, in which event the lenders could seek to declare all amounts outstanding to be immediately due and payable.
If an event of default has occurred, the Agent has the right, on behalf of all holders of the Senior Debt, to immediately take possession and control of the collateral. If the Agent notifies us of an event of default, the interest rate on all Senior Debt will automatically increase to a default rate equal to 2% above the interest rate otherwise payable on such Senior Debt. The default rate will remain in effect so long as any event of default has not been cured.

In connection with the execution of the SSLA, MCFC entered into an Unlimited Continuing Guaranty.  MCFC guaranteed the Senior Debt and accrued interest in accordance with the terms of the Unlimited Continuing Guaranty.  Under the Unlimited Continuing Guarantee, MCFC also agreed to indemnify the lenders and the Agent for all reasonable costs and expenses (including reasonable fees of counsel) incurred by the lenders or the Agent for payments made under the Senior Debt that are rescinded or must be repaid by lenders to us.  If MCFC is required to satisfy any of borrowers’ obligations under the Senior Debt, the lenders and the Agent will assign without recourse the related Senior Debt to MCFC.

Concurrently, in connection with the execution of the SSLA, MCFC entered into a Negative Pledge Agreement in favor of the Agent.  Under the Negative Pledge Agreement, MCFC represented that it will not pledge, sell, assign or transfer its ownership of all or any part of the issued and outstanding capital stock of the Company and will not otherwise or further encumber any of such capital stock beyond the currently existing negative pledge thereof in favor of Branch Banking and Trust (“BB&T”).  Once the pledge of the capital stock of the Company to BB&T is terminated, MCFC will pledge all of its capital stock in the Company to the Agent for the benefit of the lenders to secure payment of all Senior Debt.

Subordinated Debt - Parent

In fiscal year 2011, we amended our SSLA to convert the parent note from a term facility to a revolving line of credit.  Funding on this line of credit is provided as needed at our discretion and dependent upon the availability of funds from our parent and is due upon demand.  The maximum principal balance on this facility is $25.0 million.  Interest is payable monthly and is based on prime or 5.0%, whichever is greater.  As of September 30, 2014 and 2013, the outstanding balance under this facility was zero.

Investment Notes

We have borrowings through the issuance of investment notes (with accrued interest) with an outstanding notional balance of $54.8 million, which includes a $0.1 million purchase adjustment as of September 30, 2014 and $63.9 million, which includes a $0.2 million purchase adjustment as of September 30, 2013.  The purchase adjustments relate to fair value adjustments recorded as part of the Transaction.  These investment notes are nonredeemable before maturity by the holders, issued at various rates and mature 1 to 10 years from date of issue. At our option, we may redeem and retire any or all of the debt upon 30 days written notice. The average investment note payable was $53,062 and $51,834, with a weighted-average interest rate of 9.23% and 9.15% at September 30, 2014 and 2013, respectively.  Interest is paid either monthly or annually at the option of the note holder.

On January 23, 2014, the Securities and Exchange Commission ("SEC") declared effective our post-effective amendment to our amended registration statement originally filed with the SEC in January 2011 (“2014 Registration Statement”).  Pursuant to this 2014 Registration Statement, along with the accompanying prospectus, we registered an offering of our investment notes, with a maximum aggregate offering price of $50 million, on a continuous basis with an expected termination date of January 28, 2015, unless terminated earlier at our discretion.  As of September 30, 2014, we have issued 470 investment notes in conjunction with this offering since 2011 with an aggregate value of $28.3 million.

Maturities

A summary of maturities for the amortizing notes and investment notes (net of purchase price adjustments) at September 30, 2014, follows:

	Amortizing Notes SSLA Lenders	Amortizing Notes Withdrawing Banks	Amortizing Notes Non-Voting Banks	Investment Notes	Total
	(dollars in thousands)
2015	$50,056	$8,511	$4,224	$15,503	$78,294
2016	36,773	3,694	280	16,065	56,812
2017	21,081	1,350	—	5,444	27,875
2018	1,705	103	—	609	2,417
2019	—	—	—	663	663
2020 and beyond	—	—	—	16,370	16,370
Total	$109,615	$13,658	$4,504	$54,654	$182,431